Leases - Summary of Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating cash flows from operating leases	$ 573	$ 546	$ 1,705	$ 1,635	$ 2,184	$ 2,117